Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Contributed equity
Total Equity	$ 581,397	$ 549,326	$ 481,052	$ 546,008
Ordinary Shares
Contributed equity
Ordinary shares	648,696,070	583,949,612	498,626,208	482,639,654
Less: Treasury Shares	(771,983)	(3,500,000)	(3,500,000)
Total Contributed Equity	647,924,087	580,449,612	495,126,208
Ordinary shares	$ 1,163,153	$ 1,051,450	$ 910,405
Total Equity	$ 1,163,153	$ 1,051,450	$ 910,405	$ 889,481